Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (15,844)	$ (17,051)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation, amortization and accretion	6,725	7,699
Stock-based compensation expense	2,373	5,722
Derivative warrant liabilities loss (gain)	4,004	(4,793)
Amortization of debt discount and issuance costs	597	559
Inventory write-down	1,189	232
Asset Impairment Charges	0	2,730
Gain from contingent consideration	(0)	(578)
Non-cash loss on extinguishment of debt	400	0
Other non-cash adjustments	471	(30)
Non-cash adjustments from discontinued operations	3,357	6,180
Changes in operating assets and liabilities:
Accounts receivable, net	5,201	(7,239)
Inventories	(4,821)	(3,491)
Prepaid expenses and other current assets	329	41
Accounts payable	(2,076)	3,091
Accrued liabilities	(9,161)	4,414
Other operating assets and liabilities, net	3,801	(1,805)
Changes in operating assets and liabilities from discontinued operations	2,067	(810)
Net cash used in operating activities	(1,388)	(5,129)
Cash flows from investing activities:
Other investing activities	(329)	(117)
Net cash used in investing activities	(329)	(117)
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	3,467	15,575
Payment made to fixed payment arrangement	(2,566)	(4,266)
Net proceeds (payments) made on revolving credit facility	832	(2,250)
Payments made to borrowings	(15,722)	(96)
Proceeds from borrowings	13,000	0
Payment for debt issuance costs	(273)	(92)
Net cash (used in) provided by financing activities	(1,262)	8,871
Net change in cash and cash equivalents	(2,979)	3,625
Cash and cash equivalents at beginning of period	22,985	19,360
Cash and cash equivalents at end of period	20,006	22,985
Supplemental disclosure of cash flows information:
Cash paid for interest	4,039	3,812
Cash paid for income taxes	1,608	0
Non-cash investing and financing activities:
Other non-cash investing and financing activities	$ 787	$ 147